SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENT
SUBSEQUENT EVENT	26. SUBSEQUENT EVENT In addition to the information disclosed elsewhere in the financial statements, there are no subsequent events, except for litigation events disclosed in Note 25.